Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

(26) Earnings per share

The basic and diluted earnings per share for the years ended December 31, 2019, 2018 and 2017 are 5.37,  $5.58 and $8.25, respectively. The calculation of earnings per share was based on income attributable to ordinary stockholders of $3,219,931,  $3,349,967 and $4,948,242 for the years ended December 31, 2019, 2018 and 2017, respectively.

The average weighted number of common outstanding in 2019, 2018 and 2017 was 599,971,832,  599,980,734 and 599, 997,696 shares, respectively.

The Company has no ordinary shares with potential dilutive effects.